SUMMARY OF WARRANT ACTIVITY (Details) - Warrant [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants, Beginning balance	70,000	5,425
Weighted average exercise price, Beginnning balance	$ 10.00	$ 10.00
Weighted average remining contractual life, Beginning balance		4 years 8 months 12 days
Aggregate Intrinsic Value, Beginning balance
Number of warrants, Granted	8,625	88,375
Weighted average exercise price, Granted	$ 10.00	$ 10.00
Number of warrants, Forfeited		(23,800)
Weighted average exercise price, Forfeited
Number of warrants, Exercised	(78,625)
Weighted average exercise price, Exercised	$ 10.00
Number of warrants, Ending balance		70,000	5,425
Weighted average exercise price, Ending balance		$ 10.00	$ 10.00
Weighted average remining contractual life, Outstanding		4 years 8 months 12 days	3 years 11 months 23 days
Aggregate Intrinsic Value, Ending balance
Number of warrants, Exercisable		70,000
Weighted average exercise price, Exercisable		$ 10.00
Weighted average remining contractual life, Exercisable		4 years 8 months 12 days
Aggregate Intrinsic Value, Exercisable
Weighted average remining contractual life, Granted		4 years 8 months 26 days